General Information	9 Months Ended
Sep. 30, 2020
General Information
General Information

1. General information

ProQR Therapeutics N.V., or “ProQR” or the “Company”, is a development stage company domiciled in the Netherlands that primarily focuses on the development and commercialization of novel therapeutic medicines.

Since September 18, 2014, the Company’s ordinary shares are listed on the NASDAQ Global Market under ticker symbol PRQR.

The Company was incorporated in the Netherlands, on February 21, 2012 and was reorganized from a private company with limited liability to a public company with limited liability on September 23, 2014. The Company has its statutory seat in Leiden, the Netherlands. The address of its headquarters and registered office is Zernikedreef 9, 2333 CK Leiden, the Netherlands.

ProQR Therapeutics N.V. is the ultimate parent company of the following entities:

•	ProQR Therapeutics Holding B.V. (100%);
•	ProQR Therapeutics I B.V. (100%);
•	ProQR Therapeutics II B.V. (100%);
•	ProQR Therapeutics III B.V. (100%);
•	ProQR Therapeutics IV B.V. (100%);
•	ProQR Therapeutics VI B.V. (100%);
•	ProQR Therapeutics VII B.V. (100%);
•	ProQR Therapeutics VIII B.V. (100%);
•	ProQR Therapeutics IX B.V. (100%);
•	ProQR Therapeutics I Inc. (100%);
•	Amylon Therapeutics B.V. (80%);
•	Amylon Therapeutics Inc. (80%);

ProQR Therapeutics N.V. is also statutory director of Stichting Bewaarneming Aandelen ProQR (“ESOP Foundation”) and has full control over this entity. ProQR Therapeutics N.V. holds a 20% minority shareholding in Wings Therapeutics Inc.

As used in these condensed consolidated financial statements, unless the context indicates otherwise, all references to “ProQR” or the “Company” refer to ProQR Therapeutics N.V. including its subsidiaries and the ESOP Foundation.